PROVISIONS, CONTINGENCIES AND COMMITMENTS - Other Legal Claims (Details) € in Millions, R$ in Millions, $ in Millions					1 Months Ended											12 Months Ended		156 Months Ended
	Mar. 06, 2020 USD ($) plaintiffs	Mar. 06, 2020 EUR (€) plaintiffs	May 15, 2012 USD ($)	Jan. 08, 2008 USD ($) shares	Feb. 28, 2023 USD ($) claim	Sep. 30, 2022 USD ($)	Apr. 30, 2022 USD ($)	Jan. 31, 2022 claim	Apr. 30, 2017 USD ($)	Nov. 30, 2013 claim	May 31, 2013 USD ($)	Apr. 30, 2013 claim	Jun. 30, 2012 USD ($) claim	Jan. 31, 2010 USD ($)	Jun. 30, 2006	Dec. 31, 2022 USD ($) employee claim	Dec. 31, 2021 USD ($) claim	Dec. 31, 2022 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)	Sep. 30, 2022 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 18, 2014 USD ($)
Disclosure of other provisions [line items]
Provisions																$ 2,407.0	$ 2,562.0	$ 2,407.0				$ 2,632.0
Tender offer, exchange ratio															1.5714
AMSF
Disclosure of other provisions [line items]
Exercise price, put option																179.0		179.0		R$ 1,000
Mittal Steel
Disclosure of other provisions [line items]
Number of share exchanged | shares				11
Arcelor
Disclosure of other provisions [line items]
Number of share exchanged | shares				7
Engie and Engie Thermique France
Disclosure of other provisions [line items]
Damages sought																		187.0
Damages sought of counterclaim value																232.0
Payments for settlements																3.0
Forecast | AMSF
Disclosure of other provisions [line items]
Exercise price, put option																			$ 179.0
Luxembourg | Significant shareholder
Disclosure of other provisions [line items]
Damages sought				$ 221.0
France | Association Actionnaires d'Arcelor
Disclosure of other provisions [line items]
Damages sought	$ 416.0	€ 390	$ 282.0
Number of plaintiffs | plaintiffs	2	2
Various other legal claims
Disclosure of other provisions [line items]
Provisions																216.0		216.0
Other legal claims
Disclosure of other provisions [line items]
Provisions																216.0	$ 244.0	216.0				$ 207.0
Other legal claims | Shareholder of Siderurgica Tres Lagoas
Disclosure of other provisions [line items]
Damages sought									$ 33.0
Other legal claims | Italy | Memorandum of agreement
Disclosure of other provisions [line items]
Business combination expected consideration														$ 114.0
Estimate of possible loss																							$ 29.0
Restitution amount																$ 28.0		28.0
Other legal claims | Italy | Bottom of range | Memorandum of agreement
Disclosure of other provisions [line items]
Damages sought											$ 46.0			17.0
Other legal claims | Italy | Top of range | Memorandum of agreement
Disclosure of other provisions [line items]
Damages sought											$ 73.0			$ 29.0
Other legal claims | Luxembourg
Disclosure of other provisions [line items]
Number of claims | claim													59
Damages sought													$ 61.0
Number of claims pending | claim													4
Number of dismissed claims | claim										2		2
Other legal claims | France
Disclosure of other provisions [line items]
Number of claims pending | claim																308,000,000	300,000,000
Other legal claims | Acindar Industria Argentina de Aceros S.A. ("Acindar")
Disclosure of other provisions [line items]
Number of claims | claim								39
Other legal claims | Acindar Industria Argentina de Aceros S.A. ("Acindar") | Forecast
Disclosure of other provisions [line items]
Damages sought					$ 99.0
Number of claims pending | claim					18
Number of claims pending within the Administrative Branch of Customs Office Authority | claim					7
Number of pending claims appealed | claim					11
Other legal claims | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Exercise price, put option | R$																					R$ 5,283
Arbitration claim						$ 1,012.0
Other legal claims | ArcelorMittal Brasil S.A. | Forecast
Disclosure of other provisions [line items]
Exercise price, put option																			$ 179.0
Other legal claims | ArcelorMittal Brasil S.A. | SINDIMETAL case
Disclosure of other provisions [line items]
Number of employees impacted | employee																2,500
Other legal claims | ArcelorMittal Brasil S.A. | Conflict of interest
Disclosure of other provisions [line items]
Impact on net loss after tax							$ 126.0
Recovery of financial impact							$ 67.0
Other legal claims | Finmasi | Italy | Memorandum of agreement
Disclosure of other provisions [line items]
Restitution amount																$ 13.9		$ 13.9